Expense Example {- Fidelity Advisor® Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Advisor® Focused Emerging Markets Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Focused Emerging Markets Fund-Class A
Expense Example:
1 year	$ 708
3 years	990
5 years	1,292
10 years	2,148
Fidelity Advisor Focused Emerging Markets Fund-Class M
Expense Example:
1 year	515
3 years	861
5 years	1,231
10 years	2,267
Fidelity Advisor Focused Emerging Markets Fund-Class C
Expense Example:
1 year	321
3 years	682
5 years	1,169
10 years	2,513
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example:
1 year	108
3 years	337
5 years	585
10 years	1,294
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	$ 1,155